Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Other Comprehensive Income/(Loss) [Abstract]
Fair value adjustments on securities available-for-sale arising during the period, Tax Benefit/(Expense)	$ 8,741,000	$ (18,135,000)	$ 41,935,000
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Tax Benefit/(Expense)	704,000		(174,000)
Net actuarial gain/(loss) arising during the period, Tax Benefit/(Expense)	6,911,000	44,803,000	(31,392,000)
Prior service credit/(cost) arising during period, Tax Benefit/(Expense)			(4,115,000)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	$ (222,000)	$ (1,961,000)	$ (3,887,000)